Lessor Accounting (Future Minimum Lease Payments to be Received Under Financing Leases and Noncancelable Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing leases
2023	¥ 152,187
2024	119,567
2025	85,578
2026	53,864
2027	23,266
Thereafter	8,408
Total minimum lease payments receivable	442,870	¥ 366,051
Operating leases
2023	13,236
2024	8,106
2025	5,305
2026	2,539
2027	1,657
Thereafter	497
Operating Leases, Total	¥ 31,340